Operations and Reorganization - Contractual agreements with VIEs (Details) - 12 months ended Dec. 31, 2020	CNY (¥)	USD ($)
Beijing Dasheng Zhixing Technology Co., Ltd
Contractual agreements with VIEs
Consideration for exclusive option to purchase	¥ 10	$ 1.6
51Talk English Philippines Corporation
Contractual agreements with VIEs
Consideration for exclusive option to purchase		$ 1
Beijing Dasheng Helloworld Technology Co., Ltd.
Contractual agreements with VIEs
Service fee (as a percent)	100.00%
Maximum number of days of free access to online service (in days)	10 days
Shenzhen Dasheng Zhiyun Technology Co., Ltd
Contractual agreements with VIEs
Service fee (as a percent)	100.00%
Maximum number of days of free access to online service (in days)	10 days